UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

Semiannual Report
Franklin New York
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin New York Tax-Free Trust
March 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 17
Notes to Financial Statements 21
Shareholder Information 28
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin New York Intermediate-
Term Tax-Free Income Fund covers the period ended March
31, 2024.
Fund Overview
Your Fund's Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes and New
York State and New York City personal income taxes as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing
at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal
income taxes.
1
As a non-fundamental policy, the Fund also
normally invests at least 80% of its total assets in securities that pay interest free from New York City personal income
taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time at which the debt must be repaid)
of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or
comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.29 on September 30, 2023,
to $10.79 on March 31, 2024. The Fund’s Class A shares
paid dividends totaling 12.1480 cents per share for the
same period.
2
The Performance Summary beginning on
page  3 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.32%, based
on an annualization of the March 's 2.1382 cents per share
monthly dividend and the maximum offering price of $11.04
on March 31, 2024. An investor in the 2024 maximum
combined effective federal and New York State and City
personal income tax bracket of 51.7% (including 3.80%
Medicare tax) would need to earn a distribution rate of 5.22%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Franklin New
York Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
Portfolio Composition
3/31/24
% of Total
Investments*
Transportation 21.48%
Special Tax 19.15%
Education 10.15%
Utilities 9.93%
Lease 8.57%
Industrial Dev. Revenue and Pollution Control 7.41%
Local 7.32%
Housing 6.19%
Health Care 3.82%
Other Revenue Bonds 3.67%
Refunded 1.90%
State General Obligation 0.41%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Performance Summary as of March 31, 2024
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4
6-Month +6.06% +3.67%
1-Year +2.53% +0.23%
5-Year +4.26% +0.38%
10-Year +18.68% +1.50%
Advisor
6-Month +6.16% +6.16%
1-Year +2.78% +2.78%
5-Year +5.65% +1.11%
10-Year +21.05% +1.93%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.32% 5.22% 2.60% 5.38%
Advisor 2.62% 5.90% 2.90% 6.00%
See page 4 for Performance Summary footnotes.

Franklin New York Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 1/31/25 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and New York State and City personal income tax rate of 51.7%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(10/1/23–3/31/24)
Share Class
Net Investment
Income
A $0.121480
A1 $0.129418
C $0.100070
R6 $0.138310
Advisor $0.134705
Total Annual Operating Expenses
8
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin New York Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,060.60 $4.45 $1,020.68 $4.36 0.86%
A1 $1,000 $1,060.30 $3.67 $1,021.44 $3.60 0.71%
C $1,000 $1,058.20 $6.48 $1,018.70 $6.36 1.26%
R6 $1,000 $1,061.00 $2.81 $1,022.28 $2.75 0.55%
Advisor $1,000 $1,061.60 $3.15 $1,021.94 $3.09 0.61%

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.29 $10.25 $11.72 $11.64 $11.70 $11.19
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.23 0.21 0.22 0.26 0.28
Net realized and unrealized gains (losses) 0.50 0.03 (1.48) 0.08 (0.06) 0.52
Total from investment operations ........ 0.62 0.26 (1.27) 0.30 0.20 0.80
Less distributions from:
Net investment income .............. (0.12) (0.22) (0.20) (0.22) (0.26) (0.29)
Net asset value, end of period .......... $10.79 $10.29 $10.25 $11.72 $11.64 $11.70
Total return
c
....................... 6.06% 2.54% (10.91)% 2.58% 1.69% 7.19%
Ratios to average net assets
d
Expenses
e
........................ 0.86% 0.87% 0.85% 0.83% 0.84% 0.84%
Net investment income ............... 2.31% 2.16% 1.87% 1.86% 2.20% 2.43%
Supplemental data
Net assets, end of period (000’s) ........ $90,885 $88,969 $98,998 $119,113 $89,211 $57,147
Portfolio turnover rate ................ 7.12% 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.30 $10.25 $11.72 $11.65 $11.71 $11.20
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.24 0.22 0.24 0.27 0.30
Net realized and unrealized gains (losses) 0.49 0.05 (1.47) 0.07 (0.06) 0.51
Total from investment operations ........ 0.62 0.29 (1.25) 0.31 0.21 0.81
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.22) (0.24) (0.27) (0.30)
Net asset value, end of period .......... $10.79 $10.30 $10.25 $11.72 $11.65 $11.71
Total return
c
....................... 6.03% 2.80% (10.77)% 2.65% 1.84% 7.35%
Ratios to average net assets
d
Expenses
e
........................ 0.71% 0.72% 0.70% 0.69% 0.69% 0.69%
Net investment income ............... 2.46% 2.31% 2.02% 2.03% 2.36% 2.58%
Supplemental data
Net assets, end of period (000’s) ........ $191,030 $201,001 $248,359 $334,315 $362,113 $392,721
Portfolio turnover rate ................ 7.12% 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.33 $10.28 $11.76 $11.69 $11.75 $11.23
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.19 0.16 0.18 0.21 0.23
Net realized and unrealized gains (losses) 0.50 0.04 (1.48) 0.06 (0.06) 0.53
Total from investment operations ........ 0.60 0.23 (1.32) 0.24 0.15 0.76
Less distributions from:
Net investment income .............. (0.10) (0.18) (0.16) (0.17) (0.21) (0.24)
Net asset value, end of period .......... $10.83 $10.33 $10.28 $11.76 $11.69 $11.75
Total return
c
....................... 5.82% 2.12% (11.23)% 2.08% 1.29% 6.83%
Ratios to average net assets
d
Expenses
e
........................ 1.26% 1.27% 1.24% 1.24% 1.24% 1.24%
Net investment income ............... 1.90% 1.74% 1.46% 1.49% 1.81% 2.03%
Supplemental data
Net assets, end of period (000’s) ........ $12,340 $16,158 $24,087 $37,418 $61,722 $90,763
Portfolio turnover rate ................ 7.12% 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.33 $10.28 $11.75 $11.68 $11.74 $11.23
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.26 0.24 0.26 0.29 0.31
Net realized and unrealized gains (losses) 0.49 0.05 (1.47) 0.07 (0.06) 0.52
Total from investment operations ........ 0.63 0.31 (1.23) 0.33 0.23 0.83
Less distributions from:
Net investment income .............. (0.14) (0.26) (0.24) (0.26) (0.29) (0.32)
Net asset value, end of period .......... $10.82 $10.33 $10.28 $11.75 $11.68 $11.74
Total return
c
....................... 6.10% 2.95% (10.60)% 2.80% 2.00% 7.50%
Ratios to average net assets
d
Expenses
e
........................ 0.55% 0.56% 0.54% 0.53% 0.53% 0.53%
Net investment income ............... 2.62% 2.46% 2.18% 2.17% 2.51% 2.74%
Supplemental data
Net assets, end of period (000’s) ........ $99,298 $93,181 $85,277 $99,307 $87,638 $79,577
Portfolio turnover rate ................ 7.12% 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.33 $10.28 $11.76 $11.68 $11.74 $11.23
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.26 0.24 0.25 0.29 0.31
Net realized and unrealized gains (losses) 0.49 0.04 (1.49) 0.08 (0.06) 0.51
Total from investment operations ........ 0.63 0.30 (1.25) 0.33 0.23 0.82
Less distributions from:
Net investment income .............. (0.13) (0.25) (0.23) (0.25) (0.29) (0.31)
Net asset value, end of period .......... $10.83 $10.33 $10.28 $11.76 $11.68 $11.74
Total return
c
....................... 6.16% 2.89% (10.73)% 2.83% 1.94% 7.44%
Ratios to average net assets
d
Expenses
e
........................ 0.61% 0.62% 0.60% 0.58% 0.59% 0.59%
Net investment income ............... 2.55% 2.40% 2.11% 2.12% 2.45% 2.68%
Supplemental data
Net assets, end of period (000’s) ........ $162,890 $173,667 $226,374 $330,045 $320,209 $314,157
Portfolio turnover rate ................ 7.12% 8.49% 8.56% 18.90% 13.94% 16.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin New York Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 4,968,000 $ 4,339,195
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 718,297
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,000,000 4,652,596
9,710,088
Georgia 0.5%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 .... 1,000,000 826,474
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-2 , 4.5% , 12/01/26 .... 1,945,000 1,820,070
2,646,544
New York 93.9%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,107,993
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,442,890
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 971,126
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 4,029,193
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/24 ............ 120,000 119,724
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/25 ............ 110,000 109,093
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 107,803
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 97,553
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 218,116
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 96,596
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 96,256
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 95,685
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,605,000 1,611,384
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 345,930
b
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,516,678
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,405,106
City of New York ,
GO , 2016 A , Refunding , 5% , 8/01/26 ................................... 9,000,000 9,188,132
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,445,005
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,448,525
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,522,524
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,124,347
County of Suffolk ,
GO , 2018 B , AGMC Insured , 4% , 10/15/30 ............................... 6,310,000 6,433,687
GO , 2018 B , AGMC Insured , 3.375% , 10/15/31 ........................... 6,370,000 6,324,803
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/25 ...... 160,000 161,165
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 158,320
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 159,903
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 200,000 214,636
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,026,145
Gloversville Enlarged School District , GO , 2020 , BAM Insured , 2% , 10/15/31 .......
2,410,000 2,091,604
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/36 ................. 340,000 353,509
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 570,206
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 535,547

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ $ 15,700,000 $ 16,406,696
Revenue , 2019 A , 4% , 9/01/38 ........................................ 6,775,000 6,942,791
Metropolitan Transportation Authority ,
Revenue , 2010 A , 6.668% , 11/15/39 .................................... 4,625,000 5,100,901
Revenue , 2017 C-2 , Refunding , Zero Cpn., 11/15/39 ....................... 15,000,000 7,858,169
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,429,881
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 40,000,000 30,061,057
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 1,003,058
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,072,328
Rochester City School District , Revenue , 2013 , 5% , 5/01/29 .................. 9,645,000 9,651,920
Rochester City School District , Revenue , 2015 , 5% , 5/01/29 .................. 1,175,000 1,193,952
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 639,763
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 751,363
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 10,000,000 9,072,004
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 4% , 1/01/32 3,250,000 3,412,636
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/39 .. 2,500,000 2,209,246
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2015 GG , Pre-Refunded , 5% , 6/15/27 ........ 5,000,000 5,109,337
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,059,129
Water & Sewer System , Revenue , 2018 EE , Refunding , 5% , 6/15/30 ........... 5,000,000 5,143,456
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/34 ............ 5,000,000 5,419,884
New York City Transitional Finance Authority ,
Building Aid , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ................... 8,215,000 8,743,874
Building Aid , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 .................. 10,000,000 10,836,867
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/28 ...................... 5,000,000 5,097,109
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/39 ...................... 9,000,000 9,200,672
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,084,702
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,200,000 7,233,094
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,300,779
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,733,252
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,721,141
New York State Dormitory Authority ,
Revenue , 2009 A , AGMC Insured , 5% , 10/01/24 ........................... 35,000 35,036
Revenue , 2011 A , 5% , 10/01/24 ....................................... 110,000 110,098
Revenue , 2020 A , Pre-Refunded , AGMC Insured , 5% , 10/01/34 ............... 5,000 5,469
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties ,
Revenue , 2016 , Refunding , 5% , 8/15/28 ............................... 1,100,000 1,148,900
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 546,555
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 630,312
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,150,000 914,623
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 830,424
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 984,930
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,760,747
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 956,414
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 335,316
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 286,960

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... $ 275,000 $ 290,254
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 346,456
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,400,047
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,087,956
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,753,720
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,499,323
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/27 .... 6,000,000 6,079,117
NYU Langone Hospitals Obligated Group , Revenue , 2014 , Refunding , 5% , 7/01/26 1,000,000 1,003,350
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,077,176
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,769,345
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 186,291
State of New York Personal Income Tax , Revenue , 2016 D , Pre-Refunded , 5% ,
2/15/27 ........................................................ 5,000,000 5,250,089
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,260,166
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,312
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,621,499
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/41 1,000,000 1,128,917
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/32 ................. 2,000,000 2,075,758
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,250,459
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,525,088
State University Construction Fund , Revenue , 2005 A , NATL Insured , 5.5% , 5/15/24 7,790,000 7,805,660
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/33 .. 1,000,000 1,076,222
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,000,000 3,057,259
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,434,850
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,170,932
Revenue , K , Refunding , 5% , 1/01/28 ................................... 10,000,000 10,109,553
Revenue , K , Refunding , 5% , 1/01/29 ................................... 10,000,000 10,108,813
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,891,181
New York State Urban Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 A , Refunding , 5% , 3/15/30 10,000,000 10,510,469
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,604,910
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,358,639
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,631,635
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,247,088
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 2,000,000 2,185,581
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,236,466
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 914,847
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 539,168
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 163,066
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 434,718
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,433,969
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,980,000 4,387,544
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... 4,340,000 4,782,905
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 2,034,388
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 850,000 934,618
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.5% , 6/30/42 ................ 1,080,000 1,195,680
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 347,824
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 339,846
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 546,152

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga Civic Development Corp., (continued)
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. $ 595,000 $ 621,115
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 695,622
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,479,937
Port Authority of New York & New Jersey ,
Revenue , 184th , 5% , 9/01/28 ......................................... 3,250,000 3,267,621
Revenue , 194th , Refunding , 5% , 10/15/28 ............................... 9,085,000 9,325,449
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 15,000,000 16,280,511
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,207,532
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/31 ............... 100,000 107,058
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 287,927
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/31 ............... 460,000 492,466
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 485,211
State of New York , GO , 2023 A , 5% , 3/15/41 ...............................
2,000,000 2,278,659
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,459,344
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,356,088
Revenue , 2021 A-2 , Refunding , 5% , 6/01/29 ............................. 2,250,000 2,456,438
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,660,086
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,397,666
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,350,075
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,516,546
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,077,967
Triborough Bridge & Tunnel Authority ,
Revenue , 2008 B-3 , 5% , 11/15/34 ..................................... 3,480,000 3,568,540
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/30 ......................... 14,175,000 11,083,575
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,491,185
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 5% , 9/01/28 ................................. 275,000 293,643
Revenue , 2021 , Refunding , 4% , 9/01/30 ................................. 400,000 412,284
Revenue , 2021 , Refunding , 4% , 9/01/31 ................................. 235,000 242,104
Revenue , 2021 , Refunding , 4% , 9/01/32 ................................. 350,000 358,309
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,216,089
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 1,000,000 1,103,171
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 2,000,000 2,194,476
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,981,519
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,614,637
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,122,755
Whitney Museum of American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 5,000,000 5,751,115
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 841,655
Westchester County Health Care Corp. Obligated Group , Revenue , 2016 , Refunding ,
5% , 11/01/25 ................................................... 1,000,000 997,981
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/47 ............................................. 2,050,000 2,186,509
522,526,200
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,700,000 1,454,846

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... $ 1,700,000 $ 1,454,846
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,973,195
4,882,887
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,576,614
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,453,693
Wisconsin 0.4%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 , 4.5% , 12/01/26 ......... 1,160,000 1,065,618
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,570,000 1,320,545
2,386,163
U.S. Territories 0.1%
Puerto Rico 0.1%
HTA TRRB Custodial Trust ,
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 230,020 230,707
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 443,610 445,302
676,009
Total U.S. Territories .................................................................... 676,009
Total Municipal Bonds (Cost $ 558,086,603 ) .....................................
546,858,198
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
New York 0.9%
c
City of New York ,
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 4.55% , 6/01/44 700,000 700,000
GO , 2020 B-3 , Daily VRDN and Put , 4.5% , 10/01/46 ....................... 900,000 900,000
c
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4.5% , 1/01/34 1,400,000 1,400,000
c
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 BB-1B , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 4.6% , 6/15/49 1,900,000 1,900,000
4,900,000
Total Municipal Bonds (Cost $ 4,900,000 ) .......................................
4,900,000
Total Short Term Investments (Cost $ 4,900,000 ) .................................
4,900,000
a
Total Investments (Cost $ 562,986,603 ) 99.2% ...................................
$551,758,198
Other Assets, less Liabilities 0.8% .............................................
4,684,620
Net Assets 100.0% ...........................................................
$556,442,818

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 27 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $23,034,226, representing 4.1% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $562,986,603
Value - Unaffiliated issuers .................................................................. $551,758,198
Cash .................................................................................... 48,268
Receivables:
Capital shares sold ........................................................................ 163,143
Interest ................................................................................. 5,703,657
Total assets .......................................................................... 557,673,266
Liabilities:
Payables:
Capital shares redeemed ................................................................... 544,508
Management fees ......................................................................... 230,744
Distribution fees .......................................................................... 42,497
Transfer agent fees ........................................................................ 103,200
Trustees' fees and expenses ................................................................. 390
Distributions to shareholders ................................................................. 192,544
Accrued expenses and other liabilities ........................................................... 116,565
Total liabilities ......................................................................... 1,230,448
Net assets, at value ................................................................. $556,442,818
Net assets consist of:
Paid-in capital ............................................................................. $586,107,740
Total distributable earnings (losses) ............................................................. (29,664,922)
Net assets, at value ................................................................. $556,442,818

Franklin New York Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $90,884,959
Shares outstanding ........................................................................ 8,421,980
Net asset value per share
a ,b
.................................................................. $10.79
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.04
Class A1:
Net assets, at value ....................................................................... $191,030,287
Shares outstanding ........................................................................ 17,698,244
Net asset value per share
a ,b
.................................................................. $10.79
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $11.04
Class C:
Net assets, at value ....................................................................... $12,339,761
Shares outstanding ........................................................................ 1,139,189
Net asset value and maximum offering price per share
a ,b
............................................ $10.83
Class R6:
Net assets, at value ....................................................................... $99,297,548
Shares outstanding ........................................................................ 9,173,860
Net asset value and maximum offering price per share
b
............................................. $10.82
Advisor Class:
Net assets, at value ....................................................................... $162,890,263
Shares outstanding ........................................................................ 15,046,146
Net asset value and maximum offering price per share
b
............................................. $10.83
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
New York
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $8,955,241
Expenses:
Management fees (Note 3 a ) ................................................................... 1,388,123
Distribution fees: (Note 3c )
    Class A ................................................................................ 114,718
    Class A1 ............................................................................... 98,119
    Class C ................................................................................ 44,710
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 38,406
    Class A1 ............................................................................... 82,120
    Class C ................................................................................ 5,756
    Class R6 ............................................................................... 7,974
    Advisor Class ............................................................................ 69,840
Custodian fees (Note 4) ...................................................................... 1,758
Reports to shareholders fees .................................................................. 11,509
Registration and filing fees .................................................................... 21,613
Professional fees ........................................................................... 30,048
Trustees' fees and expenses .................................................................. 3,800
Other .................................................................................... 40,987
Total expenses ......................................................................... 1,959,481
Expense reductions (Note 4) ............................................................... (3,711)
Net expenses ......................................................................... 1,955,770
Net investment income ................................................................ 6,999,471
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,271,419)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 31,007,830
Net realized and unrealized gain (loss) ............................................................ 26,736,411
Net increase (decrease) in net assets resulting from operations .......................................... $33,735,882

Franklin New York Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Intermediate-Term Tax-
Free Income Fund
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,999,471 $14,516,518
Net realized gain (loss) ................................................. (4,271,419) (5,707,594)
Net change in unrealized appreciation (depreciation) ........................... 31,007,830 10,948,572
Net increase (decrease) in net assets resulting from operations ................ 33,735,882 19,757,496
Distributions to shareholders:
Class A ............................................................. (1,052,246) (2,022,723)
Class A1 ............................................................ (2,395,409) (5,190,877)
Class C ............................................................. (129,229) (355,208)
Class R6 ............................................................ (1,256,535) (2,255,462)
Advisor Class ........................................................ (2,113,618) (4,470,933)
Total distributions to shareholders .......................................... (6,947,037) (14,295,203)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,464,926) (10,686,131)
Class A1 ............................................................ (19,302,128) (49,815,087)
Class C ............................................................. (4,480,726) (8,294,030)
Class R6 ............................................................ 1,636,465 7,747,705
Advisor Class ........................................................ (18,711,159) (54,534,303)
Total capital share transactions ............................................ (43,322,474) (115,581,846)
Net increase (decrease) in net assets ................................... (16,533,629) (110,119,553)
Net assets:
Beginning of period ..................................................... 572,976,447 683,096,000
End of period .......................................................... $556,442,818 $572,976,447

Franklin New York Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin New York Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2024, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
March 31, 2024
Year Ended
September 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 939,062 $9,861,715 2,356,181 $24,914,797
Shares issued in reinvestment of distributions .......... 81,184 867,557 153,253 1,622,179
Shares redeemed ............................... (1,240,664) (13,194,198) (3,529,042) (37,223,107)
Net increase (decrease) .......................... (220,418) $(2,464,926) (1,019,608) $(10,686,131)
Class A1 Shares:
Shares sold ................................... 145,857 $1,523,230 444,069 $4,705,378
Shares issued in reinvestment of distributions .......... 202,159 2,160,020 442,566 4,685,342
Shares redeemed ............................... (2,170,565) (22,985,378) (5,599,322) (59,205,807)
Net increase (decrease) .......................... (1,822,549) $(19,302,128) (4,712,687) $(49,815,087)
Class C Shares:
Shares sold ................................... 58,080 $622,181 146,856 $1,551,501
Shares issued in reinvestment of distributions .......... 11,201 120,001 30,886 328,131
Shares redeemed
a
.............................. (493,838) (5,222,908) (956,046) (10,173,662)
Net increase (decrease) .......................... (424,557) $(4,480,726) (778,304) $(8,294,030)
Class R6 Shares:
Shares sold ................................... 1,023,920 $10,963,623 2,585,716 $27,449,345
Shares issued in reinvestment of distributions .......... 91,400 979,793 174,245 1,849,890
Shares redeemed ............................... (965,852) (10,306,951) (2,033,141) (21,551,530)
Net increase (decrease) .......................... 149,468 $1,636,465 726,820 $7,747,705
Advisor Class Shares:
Shares sold ................................... 1,862,881 $19,963,551 5,787,500 $61,288,261
Shares issued in reinvestment of distributions .......... 156,215 1,673,879 330,045 3,503,756
Shares redeemed ............................... (3,788,792) (40,348,589) (11,324,058) (119,326,320)
Net increase (decrease) .......................... (1,769,696) $(18,711,159) (5,206,513) $(54,534,303)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2024, the annualized gross effective investment management fee rate was 0.491% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$61,751 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until January 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2024, these purchase and sale transactions aggregated $32,960,000 and $24,810,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2024, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,787
CDSC retained .............................................................................. $120
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2024, aggregated
$39,425,150 and $79,133,319, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2024, the Fund did not use the
Global Credit Facility.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $9,201,977
Long term ................................................................................ 5,577,902
Total capital loss carryforwards ............................................................... $14,779,879
Cost of investments .......................................................................... $562,404,001
Unrealized appreciation ........................................................................ $5,343,243
Unrealized depreciation ........................................................................ (15,989,046)
Net unrealized appreciation (depreciation) .......................................................... $(10,645,803)

Franklin New York Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete
consolidated schedule of investments with the U.S.
Securities and Exchange Commission for the first and
third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form
N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1153 S 05/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin New York Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee

of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                 N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 28, 2024